Supplementary Information to Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial income:
Interest income	$ 1		$ 1
Change in fair value of forward contracts which are not designated as hedging	12
Financial income	13		1
Financial expenses:
In respect of interest related to bank loans and bank fees	(259)	(307)	(311)
Change in fair value of forward contracts which are not designated as hedging		(5)	(24)
Other (mainly foreign currency transaction losses)	(51)	(27)	(42)
Financial expenses	(310)	(339)	(377)
Financial income expenses, net	$ (297)	$ (339)	$ (376)